Remuneration and other benefits paid to Banco Santander’s directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2025
Remuneration And Other Benefits [Abstract]
Schedule of total remuneration paid
Following is a summary of the most significant data on the remunerations and benefits for the six-month periods ended 30 June 2025 and 2024:
Remuneration of members of the board of directors (1)

	EUR thousand
	30-06-2025	30-06-2024
Members of the board of directors: (2)
Remuneration concept
Fixed salary remuneration of executive directors	3,292	3,292
Variable salary remuneration of executive directors	—	—
Directors' fees	622	597
Bylaw-stipulated emoluments (annual emolument)	2,021	1,754
Other	2,361	2,173
Sub-total	8,296	7,816
Transactions with shares and/or other financial instruments	—	—
	8,296	7,816
1.The Notes to the consolidated annual accounts for 2025 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
2.From 27 June 2024, Mr. Carlos Barrabés and Mr. Antonio Francesco Weiss joined the board, in replacement of Mr. Bruce Carnegie-Brown and Mr. Ramiro Mato.
Mr. Bruce Carnegie-Brown stepped down as member of the board on 23 March 2024 and Mr. Ramiro Mato on 27 June 2024.
The table below includes the corresponding amounts related to remunerations of senior management at 30 June 2025 and 2024, excluding the executive directors:

	EUR thousand
	30-06-2025	30-06-2024
Senior management (1)
Total remuneration of senior management (2)	15,540	13,423
1.During the first six months of 2025 none of the senior managers have ceased in their functions (During the first six months of 2024, remunerations received by the members of the senior managers who ceased in their functions amounted to EUR 2,594 thousand).
2.The number of members of Banco Santander's senior management, excluding executive directors, is 15 as at 30 June 2025 (13 persons at 30 June 2024)

Schedule of other benefits of members of the board of directors
Other benefits of members of the board of directors

	EUR thousand
	30-06-2025	30-06-2024
Members of the board of directors
Other benefits
Advances	—	—
Loans granted	262	99
Pension funds and plans: Endowments and/or contributions (1)	1,208	1,197
Pension funds and plans: Accumulated rights (2)	82,578	73,481
Life insurance premiums	928	720
Guarantees provided for directors	—	—
1. These correspond to the endowments and/or contributions made during the first six months of 2025 and 2024 in respect of retirement pensions, widowhood, orphanhood and permanent disability.
2. Corresponds to the rights accrued by the directors in matters of pensions. Additionally, former members of the board had at 30 June 2025 and 30 June 2024 rights accrued for this concept for EUR 42,662 thousand and EUR 44,456 thousand, respectively.

Schedule of funds and pension plans of senior management
Funds and pension plans of senior management

	EUR thousand
	30-06-2025	30-06-2024
Senior management (1)
Pension funds: Endowments and / or contributions (2)	2,708	2,376
Pension funds: Accumulated rights (3)	53,863	59,672
1.During the first six months of 2025 none of the senior managers have ceased in their functions (During the first six months of 2024, contributions made by the members of the senior managers who ceased in their functions amounted to EUR 168 thousand).
2.Corresponds to the allocations and/or contributions made during the first six months of 2025 and 2024 as retirement pensions.
3.Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at 30 June 2025 and 30 June 2024 rights accumulated for this same concept for EUR 73,141 thousand and EUR 83,485 thousand, respectively.